Long-Term Debt (Schedule Of Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Long-Term Debt [Abstract]
2015	$ 35
2018	0
2019	137,292
Thereafter	537,500
Total maturities of long-term debt	$ 674,827